Organization, Description of Business and Liquidity - Additional Information (Details) $ in Thousands			12 Months Ended
	Jun. 23, 2023	Feb. 23, 2023 USD ($) DIRECTOR	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Organization, Description of Business and Liquidity [Line Items]
Entity incorporation date	Jun. 12, 2019
Reverse stock split		1-for-4
Majority number of initial members of board of directors | DIRECTOR		8
Common Stock Value		$ 164,500	$ 1	$ 1
Accumulated deficit			(82,864)	(45,202)
Net loss			(37,662)	(24,740)
Cash and cash equivalents			$ 75,536	$ 110,024